Shareholders’ Equity - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	$ 322,386	$ 972,743	$ 2,170,801
Cost of revenues [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	543	1,651	4,617
Selling expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	2,823	8,592	19,784
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	319,020	968,110	2,138,978
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense		$ (5,610)	$ 7,422